MINING INTERESTS AND PLANT AND EQUIPMENT - Changes in Mining Interests, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,496,926
Acquisition of Detour Gold Corporation	16,261
Ending balance	5,804,199	$ 1,496,926
Right-of-use assets	30,029	29,217	$ 16,153	$ 31,783
Holt Complex
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	180,800
Northern Territory
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	261,200
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Additions and transfers		6,000
Total mining interest
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	890,159
Ending balance	3,479,969	890,159
Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	729,086
Ending balance	2,976,641	729,086
Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,073
Ending balance	503,328	161,073
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	415,246
Ending balance	2,039,443	415,246
Capital work-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	191,521
Ending balance	284,787	191,521
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,034,512	1,516,200
Acquisition of Detour Gold Corporation	3,825,364
Additions and transfers	660,943	516,166
Change in environmental closure assets (estimate and discount rate)	6,667	15,195
Disposals	62,167	59,446
Foreign currency translation recorded in OCI	305,363	46,397
Ending balance	6,770,682	2,034,512
Cost | Total mining interest
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,266,356	1,051,513
Acquisition of Detour Gold Corporation	2,362,939
Additions and transfers	265,984	201,624
Change in environmental closure assets (estimate and discount rate)	6,667	15,195
Disposals	437	28,243
Foreign currency translation recorded in OCI	177,443	26,267
Ending balance	4,078,952	1,266,356
Cost | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,105,283	945,375
Acquisition of Detour Gold Corporation	2,026,183
Additions and transfers	285,555	149,237
Change in environmental closure assets (estimate and discount rate)	6,667	15,195
Disposals	437	28,114
Foreign currency translation recorded in OCI	152,373	23,590
Ending balance	3,575,624	1,105,283
Cost | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	161,073	106,138
Acquisition of Detour Gold Corporation	336,756
Additions and transfers	(19,571)	52,387
Change in environmental closure assets (estimate and discount rate)	0	0
Disposals	0	129
Foreign currency translation recorded in OCI	25,070	2,677
Ending balance	503,328	161,073
Cost | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	576,635	385,344
Acquisition of Detour Gold Corporation	1,342,054
Additions and transfers	436,469	208,577
Change in environmental closure assets (estimate and discount rate)	0	0
Disposals	61,047	31,203
Foreign currency translation recorded in OCI	112,832	13,917
Ending balance	2,406,943	576,635
Cost | Capital work-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	191,521	79,343
Acquisition of Detour Gold Corporation	120,371
Additions and transfers	(41,510)	105,965
Change in environmental closure assets (estimate and discount rate)	0	0
Disposals	(683)	0
Foreign currency translation recorded in OCI	15,088	6,213
Ending balance	284,787	191,521
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(537,586)	(399,030)
Depreciation	238,415	62,164
Depletion	188,613	112,275
Disposals	(51,744)	(50,900)
Foreign currency translation recorded in OCI	(53,613)	(15,017)
Ending balance	(966,483)	(537,586)
Accumulated depreciation and depletion | Total mining interest
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376,197)	(281,431)
Depreciation	0	455
Depletion	188,613	112,275
Disposals	(303)	(26,671)
Foreign currency translation recorded in OCI	(34,476)	(8,707)
Ending balance	(598,983)	(376,197)
Accumulated depreciation and depletion | Depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(376,197)	(281,431)
Depreciation	0	455
Depletion	188,613	112,275
Disposals	(303)	(26,671)
Foreign currency translation recorded in OCI	(34,476)	(8,707)
Ending balance	(598,983)	(376,197)
Accumulated depreciation and depletion | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Depletion	0	0
Disposals	0	0
Foreign currency translation recorded in OCI	0	0
Ending balance	0	0
Accumulated depreciation and depletion | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(161,389)	(117,599)
Depreciation	238,415	61,709
Depletion	0	0
Disposals	(51,441)	(24,229)
Foreign currency translation recorded in OCI	(19,137)	(6,310)
Ending balance	(367,500)	(161,389)
Accumulated depreciation and depletion | Capital work-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Depletion	0	0
Disposals	0	0
Foreign currency translation recorded in OCI	0	0
Ending balance	$ 0	$ 0